Group Statement of changes in Equity - GBP (£) £ in Millions	Total	held in employee share ownership trusts	Presented In C I E	Total attributable to owners of parent £m	Total attributable to owners of parent £m held in employee share ownership trusts	Total attributable to owners of parent £m Presented In C I E	Share capital £m	Share premium, capital redemption and merger reserves £m	Other reserves £m	Other reserves £m held in employee share ownership trusts	Other reserves £m Presented In C I E	Retained earnings £m	Retained earnings £m held in employee share ownership trusts	In respect of assets held-for-sale £m	Perpetual hybrid bonds	Non- controlling interests £m
Balance, beginning at Dec. 31, 2020	£ 62,955			£ 62,673			£ 614	£ 26,618	£ (6,600)			£ 42,041			£ 0	£ 282
Total comprehensive (expense)/income for the year, net of tax	7,796			7,622					523			7,099				174
(Loss)/profit for the year	6,974			6,801					0			6,801				173
Other comprehensive (expense)/income for the year	822			821					523			298				1
Other changes in equity
Cash flow hedges reclassified and reported in total assets			£ 45			£ 45			45		£ 45
Employee share options
value of employee services	76			76					0			76
treasury shares used for share option schemes	0			0				4	0			(4)
Dividends and other appropriations
ordinary shares	(4,904)			(4,904)					0			(4,904)
to non-controlling interests	(162)			0												(162)
Purchase of own shares
held in employee share ownership trusts		£ (82)			£ (82)					£ 0			£ (82)
Perpetual hybrid bonds
proceeds, net of issuance fees	1,681			0											1,681
tax on issuance fees	4			0											4
coupons paid	(6)			(6)					0			(6)
tax on coupons paid	1			1					0			1
Non-controlling interests – acquisitions	(5)			(5)					0			(5)
Other movements – non-controlling interests	6			0												6
Other movements	(4)			(4)					0			(4)
Balance, ending at Dec. 31, 2021	67,401			65,416			614	26,622	(6,032)			44,212		£ 0	1,685	300
Total comprehensive (expense)/income for the year, net of tax	15,553			15,370					8,521			6,849				183
(Loss)/profit for the year	6,846			6,666					0			6,666				180
Other comprehensive (expense)/income for the year	8,707			8,704					8,521			183				3
Other changes in equity
Cash flow hedges reclassified and reported in total assets			129			129			(129)		129
Employee share options
value of employee services	81			81					0			81
proceeds from new shares issued	5			5				5
treasury shares used for share option schemes	0			0				1	0			(1)
Dividends and other appropriations
ordinary shares	(4,915)			(4,915)					0			(4,915)
to non-controlling interests	(141)			0												(141)
Purchase of own shares
held in employee share ownership trusts		(80)			£ (80)					0			(80)
share buy-back programme	(2,012)			(2,012)					0			(2,012)
Perpetual hybrid bonds
coupons paid	(59)			(59)					0			(59)
tax on coupons paid	11			11					0			11
Non-controlling interests – acquisitions	(1)			(1)					0			(1)
Reclassification of equity in respect of assets classified as held-for-sale	0			0					295					(295)
Other movements	(4)			(4)					0			(4)
Balance, ending at Dec. 31, 2022	75,710			73,683			614	26,628	2,655			44,081		(295)	1,685	342
Total comprehensive (expense)/income for the year, net of tax	(17,563)			(17,699)					(3,281)			(14,418)				136
(Loss)/profit for the year	(14,189)			(14,367)					0			(14,367)				178
Other comprehensive (expense)/income for the year	(3,374)			(3,332)					(3,281)			(51)				(42)
Other changes in equity
Cash flow hedges reclassified and reported in total assets			£ 27			£ 27			27		£ 27
Employee share options
value of employee services	71			71					0			71
proceeds from new shares issued	2			2				2
treasury shares used for share option schemes									0
Dividends and other appropriations
ordinary shares	(5,071)			(5,071)					0			(5,071)
to non-controlling interests	(110)			0												(110)
Purchase of own shares
held in employee share ownership trusts		£ (110)		(110)						£ 0			£ (110)
Perpetual hybrid bonds
coupons paid	(58)			(58)					0			(58)
tax on coupons paid	14			14					0			14
Reclassification of equity in respect of assets classified as held-for-sale	0			0					(295)					295
Other movements	22			22					0			22
Balance, ending at Dec. 31, 2023	£ 52,934			£ 50,881			£ 614	£ 26,630	£ (894)			£ 24,531		£ 0	£ 1,685	£ 368